ALLOWANCE FOR LOAN LOSSES - Loans by delinquency, nonaccrual status and impaired loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	$ 204,091	[1]
Purchased loans	139,077	[2]
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	154,161	[1]
Purchased loans	95,041	[2]
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	13,673	[1]
Purchased loans	10,193	[2]
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	1,243	[1],[3]
Purchased loans		[2]
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	34,298	[1]
Purchased loans	32,868	[2]
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Originated loans (1)	716	[1]
Purchased loans	975	[2]
Originated Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,663		2,917
Over 90 Days	5,716		5,745
Total Past Due	7,379		8,662
Current	198,375		209,478
Nonaccrual	5,716		5,745
Originated loans (1)	204,091		215,223
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	1,116		2,460
Over 90 Days	5,002		5,311
Total Past Due	6,118		7,771
Current	149,159		168,243
Nonaccrual	5,002		5,311
Originated loans (1)	154,161		173,554
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	94		96
Total Past Due	94		96
Current	13,579		11,141
Nonaccrual	94		96
Originated loans (1)	13,673		11,237
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	1,243		4,390
Nonaccrual
Originated loans (1)	1,243		4,390
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	547		457
Over 90 Days	620		338
Total Past Due	1,167		795
Current	33,678		25,280
Nonaccrual	620		338
Originated loans (1)	34,298		25,618
Recorded Investment 90 Days and Accruing
Originated Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current	716		424
Nonaccrual
Originated loans (1)	716		424
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	3,583		1,232
Over 90 Days	4,972		6,374
Total Past Due	8,555		7,606
Current	134,105		165,415
Nonaccrual	4,972		6,374
Purchased loans	139,077		171,789
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	2,890		1,165
Over 90 Days	3,446		4,839
Total Past Due	6,336		6,004
Current	91,595		112,415
Nonaccrual	3,446		4,839
Purchased loans	95,041		117,254
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days			300
Total Past Due			300
Current	10,193		14,673
Nonaccrual			300
Purchased loans	10,193		14,973
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days
Total Past Due
Current
Nonaccrual
Purchased loans
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due	693		67
Over 90 Days	1,519		1,225
Total Past Due	2,212		1,292
Current	31,349		36,551
Nonaccrual	1,519		1,225
Purchased loans	32,868		37,776
Recorded Investment 90 Days and Accruing
Purchased Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due
Over 90 Days	7		10
Total Past Due	7		10
Current	968		1,776
Nonaccrual	7		10
Purchased loans	975		1,786
Recorded Investment 90 Days and Accruing

[1]	Includes loans held for sale
[2]	Loans purchased in acquisition of First Franklin
[3]	Before consideration of undisbursed Loans-in-process